Fair value estimation - Contingent consideration (Details) - Contingent consideration - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value estimation
Balance at the beginning	$ 94	$ 97
Exchange differences	7	(3)
Acquisitions	13	39
Payments	(17)	(32)
Unused amount reversed	(25)	(9)
Revaluation of put option	(2)	2
Balance at the end	$ 70	$ 94